UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22211

IVA Fiduciary Trust
(Exact name of registrant as specified in charter)

645 Madison Avenue 12th Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Michael W. Malafronte c/o IVA Fiduciary Trust 645 Madison Avenue 12th Floor New York, NY 10022
(Name and address of agent for service)

Copies to:
Clair Pagnano, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950		Brian F. Link, Esq. State Street Bank and Trust Company Mail Code: JHT 1732 200 Clarendon Street Boston, MA 02116

Registrant’s telephone number, including area code:		(212) 584-3570

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1.       Schedule of Investments.

IVA Worldwide Fund

IVA International Fund

Schedule of Investments (unaudited)	IVA Funds

IVA Worldwide Fund

June 30, 2009

Shares	Description	Value
COMMON STOCKS — 39.8%
Belgium — 0.3%
47,210	Sofina SA	$3,841,253

France — 7.6%
13,705	Bolloré	1,883,768
186,990	Carrefour SA	7,979,737
44,600	Ciments Français SA	3,774,046
1,360	Financière de l’Odet SA	321,267
103,180	Groupe Crit	1,888,935
108,914	Guyenne et Gascogne SA	9,453,112
135,720	JC Decaux SA (a)	2,154,316
107,590	L’Oréal SA	8,040,931
310,490	Legrand SA	6,766,590
19,473	Neopost SA	1,748,468
574,700	Publicis Groupe SA	17,519,105
25,410	Rémy Cointreau SA	919,677
45,080	Robertet SA	4,648,172
35,110	Séché Environnement SA	1,994,296
281,240	Sodexo	14,436,120
2,480	Sucrière de Pithiviers-Le-Vieil SA	2,202,249
480,300	Total SA, ADR	26,046,669
		111,777,458

Hong Kong — 0.4%
13,139,070	Clear Media Ltd. (a)	5,340,362

Japan — 12.4%
1,022,500	Astellas Pharma Inc.	36,299,891
312,500	Canon Inc.	10,250,688
791,900	Cosel Co., Ltd.	8,376,458
147,700	FANUC Ltd.	11,897,566
338,100	Icom Inc.	7,440,411
303,000	Kanamoto Co., Ltd.	1,585,218
583,570	Kose Corp.	12,327,451
11,840	Medikit Co., Ltd.	2,310,604
10,500	Meitec Corp.	181,585
148,200	Milbon Co., Ltd.	3,345,980
152,895	Miura Co., Ltd.	3,412,303
1,166,900	Nippon Thompson Co., Ltd.	6,104,921
494,400	Nissin Healthcare Food Service Co., Ltd.	5,819,791
68,200	Nitto Kohki Co., Ltd.	1,362,088
360	Pasona Group Inc.	250,750
888,400	Secom Co., Ltd.	36,150,184
11,900	Secom Joshinetsu Co., Ltd.	204,932
1,007,500	Shoei Co., Ltd.	8,659,470
466,320	Shofu Inc.	3,896,690
70,500	SMC Corp.	7,603,623
849	Techno Medica Co., Ltd.	2,423,574
1,481,800	Temp Holdings Co., Ltd.	12,213,102
		182,117,280

Malaysia — 1.1%
21,919,700	Genting Malaysia Bhd	16,837,323

Philippines — 0.1%
1,192,080	San Miguel Corp.	1,535,771

South Korea — 1.3%
73,530	Fursys Inc.	1,318,859
10,288	Lotte Confectionery Co., Ltd.	8,075,670

See Notes to Schedules of Investments.

Shares	Description	Value
South Korea — 1.3% (continued)
614,310	SK Telecom Co., Ltd., ADR	$9,306,797
		18,701,326

Switzerland — 4.2%
59,100	Affichage Holding SA	7,016,612
10,933	Kuehne & Nagel International AG	856,287
954,220	Nestlé SA	35,936,388
257,090	Schindler Holding AG	15,959,432
2,884	Zehnder Group AG	2,601,187
		62,369,906

Taiwan — 0.2%
2,103,000	Taiwan Secom Co., Ltd.	3,249,683

Thailand — 0.5%
972,410	Bangkok Bank Public Co., Ltd.	3,196,652
27,497,790	Thai Beverage Public Co., Ltd.	4,081,762
		7,278,414

United Kingdom — 2.0%
198,010	Diageo Plc, ADR	11,336,073
203,310	ETFS Physical Palladium (a)	5,040,055
3,345,895	Millennium & Copthorne Hotels Plc	13,032,294
		29,408,422

United States — 9.7%
256	Berkshire Hathaway Inc., Class ‘A’ (a)	23,040,000
107,110	Blount International Inc. (a)	922,217
926,510	Cintas Corp.	21,161,488
1,265,840	Clear Channel Outdoor Holdings Inc., Class ‘A’ (a)	6,708,952
1,692,390	Dell Inc. (a)	23,236,515
924,460	eBay Inc. (a)	15,836,000
95,080	ENSCO International Inc.	3,315,440
263,800	International Speedway Corp., Class ‘A’	6,755,918
211,880	Kelly Services Inc.	2,320,086
1,272,750	Liberty Media Holding Corp., Interactive Group, Series ‘A’ (a)	6,376,477
1,038,090	Microsoft Corp.	24,675,399
621,765	San Juan Basin Royalty Trust	8,934,763
		143,283,255

	TOTAL COMMON STOCKS (Cost — $527,575,808)	585,740,453

Principal Amount
CORPORATE BONDS & NOTES — 23.7%
Australia — 0.8%
11,458,000	USD	FMG Finance Property Ltd., 10.625% due 9/1/2016 (b)	11,056,970

Canada — 0.3%
10,932,000	USD	Catalyst Paper Corp., 7.375% due 3/1/2014	4,700,760

France — 7.6%
6,500,000	EUR	Ciments Français SA, 4.75% due 4/4/2017	7,462,824
35,500,000	EUR	Imerys SA, 5% due 4/18/2017	42,969,176
3,900,000	EUR	Lafarge SA, 5.375% due 6/26/2017	4,810,749
1,811,000	EUR	Rémy Cointreau SA, 5.2% due 1/15/2012 (b)	2,400,829
		Wendel:
32,250,000	EUR	4.875% due 5/26/2016 (b)	31,443,111

See Notes to Schedules of Investments.

Principal Amount		Description	Value
France — 7.6% (continued)
24,150,000	EUR	4.375% due 8/9/2017	$23,206,983
			112,293,672

Ireland — 0.5%
8,436,000	EUR	Smurfit Kappa Funding Plc, 7.75% due 4/1/2015	6,558,990

Netherlands — 4.4%
44,342,000	EUR	ASML Holding NV, 5.75% due 6/13/2017	49,142,059
		UPC Holding BV:
4,024,000	EUR	8.625% due 1/15/2014 (b)	5,193,460
7,186,000	EUR	7.75% due 1/15/2014 (b)	9,072,787
1,632,000	EUR	8% due 11/1/2016 (b)	1,934,585
			65,342,891

United Kingdom — 0.7%
6,598,000	GBP	Kingfisher Plc, 5.625% due 12/15/2014	10,109,786

United States — 9.4%
1,678,000	USD	American Express Co., 7% due 3/19/2018	1,632,008
11,526,000	USD	Blount Inc., 8.875% due 8/1/2012	11,612,445
11,909,000	USD	Denbury Resources Inc., 9.75% due 3/1/2016	12,296,042
16,069,000	USD	Freeport-McMoRan Copper & Gold Inc., 8.25% due 4/1/2015	16,248,009
5,132,000	USD	Frontier Oil Corp., 8.5% due 9/15/2016	5,196,150
		Leucadia National Corp.:
676,000	USD	8.125% due 9/15/2015	615,160
6,764,000	USD	7.125% due 3/15/2017	5,529,570
3,098,000	USD	Level 3 Financing Inc., 9.25% due 11/1/2014	2,555,850
47,404,000	USD	Liberty Media LLC, 5.7% due 5/15/2013	41,241,480
17,630,000	USD	Mohawk Industries Inc., 6.625% due 1/15/2016 (c)	15,685,623
4,036,000	USD	RRI Energy Inc., 6.75% due 12/15/2014	3,909,875
7,271,000	USD	Sirius XM Radio Inc., 9.625% due 8/1/2013	5,398,717
6,550,000	USD	Vulcan Materials Co., 7% due 6/15/2018	6,324,713
11,762,000	USD	Willis North America Inc., 6.2% due 3/28/2017	10,431,600
			138,677,242

		TOTAL CORPORATE BONDS & NOTES (Cost — $306,105,423)	348,740,311

CONVERTIBLE BONDS — 3.2%
Netherlands — 1.4%
17,731,000	EUR	USG People NV, 3% due 10/18/2012 (d)	21,163,576

Switzerland — 1.5%
31,375,000	CHF	Pargesa Holdings SA, 1.75% due 6/15/2014	22,884,071

United States — 0.3%
4,590,000	USD	Linear Technology Corp., 3% due 5/1/2027	3,821,175

		Total CONVERTIBLE BONDS (Cost — $40,829,706)	47,868,822

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.4%
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
3,852,000	USD	CD 2007-CD5 A4, 5.886% due 11/15/2044	3,081,433
12,645,000	USD	CD 2006-CD3 A4, 5.658% due 10/15/2048	10,243,917
36,961,000	USD	CD 2006-CD3 A5, 5.617% due 10/15/2048	30,178,834
6,273,000	USD	CD 2007-CD4 A4, 5.322% due 12/11/2049	4,645,857

See Notes to Schedules of Investments.

Principal Amount		Description	Value
21,947,000	USD	Credit Suisse Mortgage Capital Certificates, 5.826% due 6/15/2038	$16,105,326

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost — $57,238,981)	64,255,367

Ounces
COMMODITIES — 7.9%
124,904	Gold Bullion (a) (Cost — $111,753,351)	115,904,333

Principal Amount
SHORT-TERM INVESTMENTS — 19.2%
Commercial Paper — 16.2%
33,300,000	USD	Alcon Capital Corp., 0.17% due 7/6/2009 (b)	33,299,214
25,000,000	USD	Devon Energy Corp., 0.37% due 7/14/2009 (b)	24,996,660
		GDF Suez SA:
35,000,000	USD	0.29% due 7/1/2009 (b)	35,000,000
9,000,000	USD	0.29% due 7/2/2009 (b)	8,999,927
10,750,000	USD	0.26% due 7/10/2009 (b)	10,749,301
6,250,000	USD	NetJets Inc., 0.21% due 7/1/2009 (b)	6,250,000
7,000,000	USD	Novartis Finance Corp., 0.05% due 7/1/2009 (b)	7,000,000
5,700,000	USD	Orange & Rockland Utilities Inc., 0.35% due 7/1/2009 (b)	5,700,000
		Reed Elsevier Plc:
18,927,000	USD	0.45% due 7/6/2009 (b)	18,925,817
13,500,000	USD	0.5% due 7/6/2009 (b)	13,499,062
3,900,000	USD	Siemens Capital Co. LLC, 0.17% due 7/9/2009 (b)	3,899,853
		Sigma-Aldrich Corp.:
10,250,000	USD	0.19% due 7/8/2009 (b)	10,249,621
5,125,000	USD	0.19% due 7/9/2009 (b)	5,124,784
20,000,000	USD	Unilever Capital Corp., 0.16% due 7/9/2009 (b)	19,999,289
35,000,000	USD	Vodafone Group Plc, 0.3% due 7/1/2009 (b)	35,000,000
			238,693,528

Foreign Government Treasury Bills — 1.3%
8,030,000	CAD	Canada Treasury Bill, due 11/12/2009	6,896,556
17,850,000	SGD	Singapore Treasury Bill, due 11/2/2009	12,297,238
			19,193,794

U.S. Treasury Bills — 1.7%
		United States Treasury Bills:
13,879,000	USD	due 7/16/2009 (e)	13,878,445
2,890,000	USD	due 9/17/2009 (e)	2,888,922
7,891,000	USD	due 10/15/2009 (e)	7,886,589
			24,653,956

		TOTAL SHORT-TERM INVESTMENTS (Cost — $282,955,013)	282,541,278

		TOTAL INVESTMENTS — 98.2% (Cost — $1,326,458,282) (f)	1,445,050,564
		Other Assets In Excess of Liabilities — 1.8%	27,045,611

		TOTAL NET ASSETS — 100.0%	$1,472,096,175

See Notes to Schedules of Investments.

Schedule of Written Put Options — (0.00%)

Contracts	Description	Expiration Date	Strike Price	Value
(668)	3M Co.	7/18/2009	$45.00	$(3,340)
(1,805)	Amdocs Ltd.	10/17/2009	20.00	(175,988)
(2,105)	Cintas Corp.	7/18/2009	22.50	(115,775)
(3,475)	Comcast Corp.	10/17/2009	11.00	(104,250)
(2,490)	Comcast Corp.	7/18/2009	10.00	(12,450)
(1,100)	International Speedway Corp.	9/19/2009	25.00	(189,750)

	Total Written Put Options (Premiums Received — $1,420,060)			$(601,553)

(a)	Non-income producing investment.
(b)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.
(d)	Illiquid security.
(e)

All or a portion of this security is held at the custodian as collateral for written options. As of June 30, 2009, portfolio securities and cash valued at $21,570,817 were segregated to cover collateral requirements.

(f)	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
SGD - Singapore Dollar
USD - United States Dollar

Sector/Industry Breakdown (As a Percent of Total Investments)

Industrials	13.5%
Consumer Discretionary	11.7%
Information Technology	9.4%
Consumer Staples	8.2%
Gold	8.0%
Holding Company	7.7%
Real Estate	5.0%
Materials	4.5%
Energy	4.1%
Health Care	3.1%
Telecommunication Services	1.9%
Mining	1.9%
Financials	1.1%
Other	0.3%
Short-Term Investments	19.6%
100.0%

See Notes to Schedules of Investments.

Schedule of Investments (unaudited)	IVA Funds

IVA International Fund

June 30, 2009

Shares	Description	Value
COMMON STOCKS — 49.2%
Belgium — 0.9%
157,123	RHJ International SA (a)	$1,002,910
24,889	Sofina SA	2,025,100
		3,028,010

France — 13.0%
5,550	Bolloré	762,854
64,580	Carrefour SA	2,755,930
14,640	Ciments Français SA	1,238,835
320	Financière de l’Odet SA	75,592
35,250	Groupe Crit	645,328
29,350	Guyenne et Gascogne SA	2,547,412
80,050	JC Decaux SA (a)	1,270,653
49,860	L’Oréal SA	3,726,376
108,830	Legrand SA	2,371,761
5,310	Neopost SA	476,782
173,810	Publicis Groupe SA	5,298,409
9,700	Rémy Cointreau SA	351,077
18,367	Robertet SA	1,893,811
20,610	Séché Environnement SA	1,170,676
80,043	Securidev SA	2,341,210
97,700	Sodexo	5,014,966
2,390	Sucrière de Pithiviers-Le-Vieil SA	2,122,328
158,160	Total SA, ADR	8,577,017
		42,641,017

Hong Kong — 1.3%
6,702,440	Clear Media Ltd. (a)	2,724,200
1,913,520	Dynasty Fine Wines Group Ltd.	439,490
966,085	Hongkong & Shanghai Hotels, Ltd.	969,818
		4,133,508

Italy — 0.1%
84,029	Gewiss S.p.A.	340,673

Japan — 20.3%
126,900	Ariake Japan Co., Ltd.	1,970,648
300,900	Astellas Pharma Inc.	10,682,286
62,500	Canon Inc.	2,050,138
411,600	Cosel Co., Ltd.	4,353,770
994	DA Office Investment Corp.	2,740,503
40,900	FANUC Ltd.	3,294,587
154,000	Icom Inc.	3,389,007
185,000	Kanamoto Co., Ltd.	967,873
196,040	Kose Corp.	4,141,189
5,700	Medikit Co., Ltd.	1,112,368
5,600	Meitec Corp.	96,845
180,100	Milbon Co., Ltd.	4,066,201
67,498	Miura Co., Ltd.	1,506,417
383,300	Nippon Thompson Co., Ltd.	2,005,327
184,200	Nissin Healthcare Food Service Co., Ltd.	2,168,296
33,900	Nitto Kohki Co., Ltd.	677,050
260,500	Secom Co., Ltd.	10,600,093
10,600	Secom Joshinetsu Co., Ltd.	182,544
92,000	Shingakukai Co., Ltd.	323,745
278,300	Shoei Co., Ltd.	2,391,990
192,650	Shofu Inc.	1,609,833
4,500	SK Kaken Co., Ltd.	112,576

See Notes to Schedules of Investments.

Shares	Description	Value
Japan — 20.3% (continued)
20,700	SMC Corp.	$2,232,553
287	Techno Medica Co., Ltd.	819,277
398,100	Temp Holdings Co., Ltd.	3,281,169
		66,776,285

Malaysia — 1.6%
6,617,600	Genting Malaysia Bhd	5,083,220

Philippines — 0.5%
1,306,560	San Miguel Corp.	1,683,256

Singapore — 0.3%
252,770	Haw Par Corp. Ltd.	799,287

South Korea — 1.6%
33,230	Fursys Inc.	596,025
2,905	Lotte Confectionery Co., Ltd.	2,280,309
164,150	SK Telecom Co., Ltd., ADR	2,486,872
		5,363,206

Switzerland — 5.8%
18,770	Affichage Holding SA	2,228,457
3,890	Kuehne & Nagel International AG	304,670
306,640	Nestlé SA	11,548,211
63,410	Schindler Holding AG	3,936,317
1,160	Zehnder Group AG	1,046,247
		19,063,902

Taiwan — 0.4%
813,000	Taiwan Secom Co., Ltd.	1,256,297

Thailand — 0.8%
273,620	Bangkok Bank Public Co., Ltd.	899,485
11,669,930	Thai Beverage Public Co., Ltd.	1,732,280
		2,631,765

United Kingdom — 2.6%
65,410	Diageo Plc, ADR	3,744,723
43,800	ETFS Physical Palladium (a)	1,085,802
977,860	Millennium & Copthorne Hotels Plc	3,808,774
		8,639,299

	TOTAL COMMON STOCKS (Cost — $141,920,916)	161,439,725

Principal Amount
CORPORATE BONDS & NOTES — 18.6%
Australia — 0.9%
3,139,000	USD	FMG Finance Property Ltd., 10.625% due 9/1/2016 (b)	3,029,135

Canada — 0.4%
3,273,000	USD	Catalyst Paper Corp., 7.375% due 3/1/2014	1,407,390

France — 9.6%
1,850,000	EUR	Ciments Français SA, 4.75% due 4/4/2017	2,124,035
9,200,000	EUR	Imerys SA, 5% due 4/18/2017	11,135,674
		Lafarge SA:
800,000	USD	6.5% due 7/15/2016	736,588
2,100,000	EUR	5.375% due 6/26/2017	2,590,403

See Notes to Schedules of Investments.

Principal Amount		Description	Value
France — 9.6% (continued)
578,000	EUR	Rémy Cointreau SA, 5.2% due 1/15/2012 (b)	$766,250
		Wendel:
6,500,000	EUR	4.875% due 5/26/2016 (b)	6,337,371
8,100,000	EUR	4.375% due 8/9/2017	7,783,709
			31,474,030

Ireland — 0.8%
		Smurfit Kappa Funding Plc:
751,000	EUR	7.75% due 4/1/2015	916,580
1,944,000	USD	7.75% due 4/1/2015	1,511,460
			2,428,040

Netherlands — 5.4%
10,215,000	EUR	ASML Holding NV, 5.75% due 6/13/2017	11,320,783
		UPC Holding BV:
1,193,000	EUR	8.625% due 1/15/2014 (b)	1,539,711
380,000	EUR	7.75% due 1/15/2014 (b)	479,774
3,683,000	EUR	8% due 11/1/2016 (b)	4,365,856
			17,706,124

United Kingdom — 0.8%
1,716,000	GBP	Kingfisher Plc, 5.625% due 12/15/2014	2,629,341

United States — 0.7%
2,395,000	USD	Freeport-McMoRan Copper & Gold Inc., 8.25% due 4/1/2015	2,421,680

		TOTAL CORPORATE BONDS & NOTES (Cost — $53,869,587)	61,095,740

CONVERTIBLE BONDS — 3.5%
Netherlands — 2.1%
5,769,000	EUR	USG People NV, 3% due 10/18/2012 (c)	6,885,831

Switzerland — 1.4%
6,170,000	CHF	Pargesa Holdings SA, 1.75% due 6/15/2014	4,500,230

		Total CONVERTIBLE BONDS (Cost — $9,464,138)	11,386,061

FOREIGN GOVERNMENT BONDS — 1.9%
Canada — 0.4%
1,540,000	CAD	Canada Government Bond, 4% due 9/1/2010	1,376,752

Singapore — 1.5%
6,818,000	SGD	Singapore Government Bond, 3.125% due 2/1/2011	4,902,356

		TOTAL FOREIGN GOVERNMENT BONDS (Cost — $6,372,812)	6,279,108

Ounces
COMMODITIES — 7.9%
27,953	Gold Bullion (a) (Cost — $24,779,792)	25,939,253

See Notes to Schedules of Investments.

Principal Amount		Description	Value
SHORT-TERM INVESTMENTS — 17.4%
Commercial Paper — 16.1%
		Alcon Capital Corp.:
2,968,000	USD	0.16% due 7/6/2009 (b)	$2,967,934
6,000,000	USD	0.17% due 7/6/2009 (b)	5,999,858
7,400,000	USD	Consolidated Edison Inc., 0.35% due 7/1/2009 (b)	7,400,000
		Devon Energy Corp.:
3,700,000	USD	0.38% due 7/6/2009 (b)	3,699,805
3,200,000	USD	0.37% due 7/13/2009 (b)	3,199,605
9,250,000	USD	GDF Suez SA, 0.26% due 7/10/2009 (b)	9,249,399
2,400,000	USD	Reed Elsevier Plc, 0.45% due 7/6/2009 (b)	2,399,850
8,000,000	USD	Sigma-Aldrich Corp., 0.19% due 7/9/2009 (b)	7,999,662
9,900,000	USD	Vodafone Group Plc, 0.3% due 7/1/2009 (b)	9,900,000
			52,816,113

Foreign Government Treasury Bills — 1.3%
1,820,000	CAD	Canada Treasury Bill, due 11/12/2009	1,563,105
4,270,000	SGD	Singapore Treasury Bill, due 11/2/2009	2,941,692
			4,504,797

		TOTAL SHORT-TERM INVESTMENTS (Cost — $57,417,963)	57,320,910

		TOTAL INVESTMENTS — 98.5% (Cost — $293,825,208) (d)	323,460,797
		Other Assets In Excess of Liabilities — 1.5%	4,946,561

		TOTAL NET ASSETS — 100.0%	$328,407,358

(a)	Non-income producing investment.
(b)

Security is exempt from registration under Rule 144A or Section 4(2) of the 1933 Act. Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(c)	Illiquid Security.
(d)	Aggregate cost for federal income taxes is substantially the same.

Abbreviations used in this schedule:
ADR - American Depositary Receipt
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro
GBP - British Pound
SGD - Singapore Dollar
USD - United States Dollar

Sector/Industry Breakdown (As a Percent of Total Investments)

Industrials	17.2%
Consumer Staples	14.8%
Consumer Discretionary	9.4%
Gold	8.0%
Holding Company	6.4%
Materials	5.6%
Information Technology	5.3%
Health Care	4.4%
Telecommunication Services	2.8%

See Notes to Schedules of Investments.

Energy	2.7%
Foreign Government Bonds	1.9%
Mining	1.7%
Financials	1.1%
Real Estate	0.7%
Other	0.3%
Short-Term Investments	17.7%
100.0%

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 — Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each an investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and organized as a Massachusetts Business Trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, excluding U.S. markets.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”):

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Equity securities are generally valued at the official closing price or the last sale price on the exchange or over-the-counter market that is the primary market for such securities. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively.

Exchange-traded options are generally valued at the mean of the bid and asked quotations on the exchange at closing. Exchange-traded options may also be valued at the NBBO (National Best Bid and Offer from participant exchanges) reported by the Options Price Reporting Authority. Over-the-counter options not traded on an exchange are valued at the mean of the bid and asked quotations. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short options, respectively.

Precious metals are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

Forward currency contracts are valued at the current cost of offsetting such contracts.

The Board of Trustees (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of International Value Advisers, LLC (the “Adviser”) to which it has delegated the responsibility for overseeing the implementation of the Funds’ Valuation Procedures and fair value determinations made on behalf of the Board. The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g. corporate actions or announcements) or events relating to multiple issuers (e.g. governmental actions or natural disasters). The Funds may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Funds may determine the fair value of investments based on information provided by pricing services and other third parties including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Foreign Currency Translation. Portfolio securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services. The value of any investment that is listed or traded on more than one exchange is based on the exchange or market determined by the Advisor to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Advisor to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Note 2 — Fair Value Measurement

Effective October 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

ASSETS Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary	$96,382,411	$—	$—	$96,382,411
Consumer Staples	115,702,764	—	—	115,702,764
Energy	38,296,872	—	—	38,296,872
Financials	3,196,652	—	—	3,196,652
Health Care	44,930,759	—	—	44,930,759
Holding Company	26,881,253	—	—	26,881,253
Industrials	150,381,893	—	—	150,381,893
Information Technology	83,187,481	—	—	83,187,481
Materials	3,774,046	—	—	3,774,046
Other	5,040,055	—	—	5,040,055
Real Estate	8,659,470	—	—	8,659,470
Telecommunication Services	9,306,797	—	—	9,306,797
TOTAL COMMON STOCKS	585,740,453	—	—	585,740,453
CORPORATE BONDS & NOTES	—	348,740,311	—	348,740,311
CONVERTIBLE BONDS	—	47,868,822	—	47,868,822
COMMERCIAL MORTGAGE BACKED SECURITIES	—	48,150,041	16,105,326	64,255,367
COMMODITIES	115,904,333	—	—	115,904,333
SHORT-TERM INVESTMENTS
Commercial Paper	—	238,693,528	—	238,693,528
Foreign Government Treasury Bills	—	19,193,794	—	19,193,794
U.S. Treasury Bills	—	24,653,956	—	24,653,956
TOTAL SHORT-TERM INVESTMENTS	—	282,541,278	—	282,541,278
TOTAL INVESTMENTS	701,644,786	727,300,452	16,105,326	1,445,050,564
UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS	—	149,147	—	149,147
TOTAL ASSETS	$701,644,786	$727,449,599	$16,105,326	$1,445,199,711

LIABILITIES Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
WRITTEN PUT OPTIONS	$(601,553)	$—	$—	$(601,553)
UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS	—	(306,285)	—	(306,285)
TOTAL LIABILITIES	$(601,553)	$(306,285)	$—	$(907,838)

The following table includes a rollfoward of the amounts for the period ended June 30, 2009 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

COMMERCIAL MORTGAGE BACKED SECURITIES
Balance at October 1, 2008	$—
Net Unrealized Appreciation	2,747,837
Income	39,916
Net Purchases	13,317,573
Balance at June 30, 2009	$16,105,326

Net Unrealized Appreciation on Investments still held at June 30, 2009	$2,747,837

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities carried at fair value:

ASSETS Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
COMMON STOCKS
Consumer Discretionary	$27,583,951	$—	$—	$27,583,951
Consumer Staples	47,171,538	—	—	47,171,538
Energy	8,577,017	—	—	8,577,017
Financials	3,639,988	—	—	3,639,988
Health Care	14,223,763	—	—	14,223,763
Holding Company	2,025,100	—	—	2,025,100
Industrials	44,986,366	—	—	44,986,366
Information Technology	5,915,926	—	—	5,915,926
Materials	1,351,411	—	—	1,351,411
Other	1,085,802	—	—	1,085,802
Real Estate	2,391,990	—	—	2,391,990
Telecommunication Services	2,486,873	—	—	2,486,873
TOTAL COMMON STOCKS	161,439,725	—	—	161,439,725
CORPORATE BONDS & NOTES	—	61,095,740	—	61,095,740
CONVERTIBLE BONDS	—	11,386,061	—	11,386,061
FOREIGN GOVERNMENT BONDS	—	6,279,108	—	6,279,108
COMMODITIES	25,939,253	—	—	25,939,253
SHORT-TERM INVESTMENTS
Commercial Paper	—	52,816,113	—	52,816,113
Foreign Government Treasury Bills	—	4,504,797	—	4,504,797
TOTAL SHORT-TERM INVESTMENTS	—	57,320,910	—	57,320,910
TOTAL INVESTMENTS	187,378,978	136,081,819	—	323,460,797
UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS	—	36,883	—	36,883
TOTAL ASSETS	$187,378,978	$136,118,702	$—	$323,497,680

LIABILITIES Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS	$—	$(119,196)	$—	$(119,196)
TOTAL LIABILITIES	$—	$(119,196)	$—	$(119,196)

Note 3 — Investments

The following information is based upon the book basis of each Fund’s investments as of June 30, 2009:

	Worldwide Fund	International Fund
Cost basis of investments	$1,326,458,282	$293,825,208

Gross unrealized appreciation	$121,709,860	$30,720,935
Gross unrealized depreciation	(3,117,578)	(1,085,346)
Net unrealized appreciation	$118,592,282	$29,635,589

The Worldwide Fund held the following forward foreign currency contracts open at June 30, 2009:

Foreign Currency	Settlement Date	Local Currency Amount		USD Equivalent	USD Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Contract to Buy:
Swiss Franc	9/18/2009	CHF	268,000	$246,816	$246,894	$78

Contracts to Sell:
British Pound	9/18/2009	GBP	5,347,433	$8,774,335	$8,796,517	$(22,182)
Euro	9/18/2009	EUR	53,976,000	75,445,227	75,710,112	(264,885)
Japanese Yen	9/18/2009	JPY	6,073,700,000	63,252,358	63,103,289	149,069
Swiss Franc	9/18/2009	CHF	14,045,000	12,919,695	12,938,913	(19,218)
						(157,216)
Net Unrealized Depreciation on Forward Foreign Currency Contracts						$(157,138)

The International Fund held the following forward foreign currency contracts open at June 30, 2009:

Foreign Currency	Settlement Date	Local Currency Amount		USD Equivalent	USD Value at June 30, 2009	Unrealized Appreciation (Depreciation)
Contract to Buy:
Swiss Franc	9/18/2009	CHF	29,000	$26,708	$26,716	$8

Contracts to Sell:
British Pound	9/18/2009	GBP	1,390,792	$2,282,081	$2,287,850	$(5,769)
Euro	9/18/2009	EUR	14,459,000	20,171,188	20,281,097	(109,909)
Japanese Yen	9/18/2009	JPY	1,587,650,000	16,531,917	16,495,042	36,875
Swiss Franc	9/18/2009	CHF	2,571,000	2,365,008	2,368,526	(3,518)
						(82,321)
Net Unrealized Depreciation on Forward Foreign Currency Contracts						$(82,313)

Item 2.	Controls and Procedures.

(a)                                  Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s Disclosure Controls and Procedures and Internal Control over Financial Reporting (the “Procedures”) as defined in Rule 30a-3(c) of the 1940 Act and evaluated their effectiveness.  Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)                                 There was no change in the registrant’s Procedures (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s Procedures.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 28, 2009

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	August 28, 2009